WASATCH FUNDS TRUST

Supplement dated August 28, 2017 to the

Prospectus and Summary Prospectuses each dated January 31, 2017

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus and Summary Prospectuses for Investor Class shares each dated January 31, 2017 as amended. You should retain this Supplement, the Prospectus and the Summary Prospectuses for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective August 28, 2017, the section entitled “Wasatch Core Growth Fund-Summary-Portfolio Management-Portfolio Managers” on page 6 of the Prospectus and page 4 of the Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2000	Paul Lambert Portfolio Manager Since 2005	Mike Valentine Portfolio Manager Since August 2017

Effective August 28, 2017, the section entitled “Wasatch Small Cap Growth Fund-Summary-Portfolio Management-Portfolio Managers” on page 67 of the Prospectus and page 4 of the Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2016	Jeff Cardon, CFA Portfolio Manager Since 1986	Ken Korngeibel, CFA Portfolio Manager Since August 2017	Ryan Snow Portfolio Manager Since August 2017

Effective August 28, 2017, the disclosure in the portfolio managers table for the Funds in the section entitled “Management-Portfolio Managers” on page 105 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name of Fund	Portfolio Manager(s)
Core Growth Fund	JB Taylor Paul Lambert Mike Valentine
Small Cap Growth Fund	JB Taylor Jeff Cardon, CFA Ken Korngeibel, CFA Ryan Snow

Effective August 28, 2017, the section entitled “Management-Portfolio Managers” on page 105 of the Prospectus is hereby supplemented with the following.

Ken Korngiebel, CFA has been the lead portfolio manager of the Wasatch Micro Cap Fund since July 2017 and a portfolio manager of the Wasatch Small Cap Growth Fund since August 2017.

Mr. Korngiebel joined Wasatch Advisors in 2015, providing additional research support and leadership for the entire U.S. small-cap equity team. His investment career has spanned more than 20 years, during which he has covered small-, mid- and large-cap growth stocks across all sectors. Prior to joining Wasatch Advisors, Mr. Korngiebel was a founder, partner and lead portfolio manager at Montibus Capital Management, which is a business backed by Stifel Financial Corp. At Montibus, he led a team of five investment professionals from 2006 to 2015, managing the firm’s long-only, small- and SMID-cap growth portfolios totaling $1 billion in assets. Earlier in his career, he was a senior managing director and lead portfolio manager at Columbia Management Company, where he rebuilt a six-person investment team, implemented a new philosophy and process, and managed small-, SMID- and mid-cap growth portfolios totaling $2.6 billion in assets. His tenure at Columbia Management was from 1996 to 2006. Mr. Korngiebel holds a Master of Business Administration from the Wharton School of the University of Pennsylvania, and a Bachelor of Arts in Economics and Spanish from Stanford University. He is also a CFA charterholder.

Ryan Snow has been a portfolio manager for the Small Cap Growth Fund since August 2017. Mr. Snow was a lead portfolio manager for the Wasatch Heritage Growth Fund from its inception in 2004 until 2014. Mr. Snow joined the Advisor as a research analyst in 2000. Mr. Snow holds a Bachelor of Science in Finance from the University of Utah.

Mike Valentine has been a portfolio manager for the Core Growth Fund since August 2017. Mr. Valentine joined Wasatch Advisors in September 2016 as a portfolio manager for the domestic research team. Prior to joining the Advisor, Mr. Valentine was a portfolio manager at Point72 in Boston where he led a team of analysts and managed a long/short fund focused on the technology and telecom sectors. From 2005 to 2012 Mr. Valentine worked at Fidelity Investments as both an analyst and then a portfolio manager covering various industries and sectors ranging from agricultural chemicals to health care. Mr. Valentine holds a Bachelor of Arts degree in Computer Science from Amherst College in Amherst, MA.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated August 28, 2017 to the

Prospectus and Summary Prospectuses each dated January 31, 2017

Institutional Class

Wasatch Core Growth Fund® - Institutional Class (WIGRX)

Wasatch Small Cap Growth Fund® - Institutional Class (WIAEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus and Summary Prospectuses for Institutional Class shares each dated January 31, 2017 as amended. You should retain this Supplement, the Prospectus and the Summary Prospectuses for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective August 28, 2017, the section entitled “Wasatch Core Growth Fund-Summary-Portfolio Management-Portfolio Managers” on page 6 of the Prospectus and page 5 of the Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2000	Paul Lambert Portfolio Manager Since 2005	Mike Valentine Portfolio Manager Since August 2017

Effective August 28, 2017, the section entitled “Wasatch Small Cap Growth Fund-Summary-Portfolio Management-Portfolio Managers” on page 57 of the Prospectus and page 5 of the Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2016	Jeff Cardon, CFA Portfolio Manager Since 1986	Ken Korngeibel, CFA Portfolio Manager Since August 2017	Ryan Snow Portfolio Manager Since August 2017

Effective August 28, 2017, the disclosure in the portfolio managers table for the Funds in the section entitled “Management-Portfolio Managers” on page 72 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name of Fund	Portfolio Manager(s)
Core Growth Fund	JB Taylor Paul Lambert Mike Valentine
Small Cap Growth Fund	JB Taylor Jeff Cardon, CFA Ken Korngeibel, CFA Ryan Snow

Effective August 28, 2017, the section entitled “Management-Portfolio Managers” on page 72 of the Prospectus is hereby supplemented with the following.

Ken Korngiebel, CFA has been the lead portfolio manager of the Wasatch Micro Cap Fund since July 2017 and a portfolio manager of the Wasatch Small Cap Growth Fund since August 2017. Mr. Korngiebel joined Wasatch Advisors in 2015, providing additional research support and leadership for the entire U.S. small-cap equity team. His investment career has spanned more than 20 years, during which he has covered small-, mid- and large-cap growth stocks across all sectors. Prior to joining Wasatch Advisors, Mr. Korngiebel was a founder, partner and lead portfolio manager at Montibus Capital Management, which is a business backed by Stifel Financial Corp. At Montibus, he led a team of five investment professionals from 2006 to 2015, managing the firm’s long-only, small- and SMID-cap growth portfolios totaling $1 billion in assets. Earlier in his career, he was a senior managing director and lead portfolio manager at Columbia Management Company, where he rebuilt a six-person investment team, implemented a new philosophy and process, and managed small-, SMID- and mid-cap growth portfolios totaling $2.6 billion in assets. His tenure at Columbia Management was from 1996 to 2006. Mr. Korngiebel holds a Master of Business Administration from the Wharton School of the University of Pennsylvania, and a Bachelor of Arts in Economics and Spanish from Stanford University. He is also a CFA charterholder.

Ryan Snow has been a portfolio manager for the Small Cap Growth Fund since August 2017. Mr. Snow was a lead portfolio manager for the Wasatch Heritage Growth Fund from its inception in 2004 until 2014. Mr. Snow joined the Advisor as a research analyst in 2000. Mr. Snow holds a Bachelor of Science in Finance from the University of Utah.

Mike Valentine has been a portfolio manager for the Core Growth Fund since August 2017. Mr. Valentine joined Wasatch Advisors in September 2016 as a portfolio manager for the domestic research team. Prior to joining the Advisor, Mr. Valentine was a portfolio manager at Point72 in Boston where he led a team of analysts and managed a long/short fund focused on the technology and telecom sectors. From 2005 to 2012 Mr. Valentine worked at Fidelity Investments as both an analyst and then a portfolio manager covering various industries and sectors ranging from agricultural chemicals to health care. Mr. Valentine holds a Bachelor of Arts degree in Computer Science from Amherst College in Amherst, MA.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated August 28, 2017 to the

Statement of Additional Information dated January 31, 2017

Investor Class

Wasatch Core Growth Fund – (WGROX)

Wasatch Small Cap Growth Fund® - (WAAEX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class shares dated January 31, 2017. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The table in the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” beginning on page 57 of the SAI is hereby supplemented with the following information. The information in the table is as of July 31, 2017.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]
Portfolio Managers	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.
Ken Korngiebel	2	1,965,642,691	-	-	60	1,431,824,814
Ryan Snow	1	1,667,529,560	-	-	59	1,429,481,095
Mike Valentine	1	1,532,839,168	-	-	36	986,378,156

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Managers	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
Ken Korngiebel	-	-
Ryan Snow	-	-
Mike Valentine	1	4,122,250

The table in the section entitled “Portfolio Managers-Portfolio Managers Fund Ownership” beginning on page 61 of the SAI is hereby supplemented with the following information. The information in the table is as of July 31, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
Ken Korngiebel	Micro Cap Fund Small Cap Growth Fund	None None
Ryan Snow	Small Cap Growth Fund	$1-$10,000
Mike Valentine	Core Growth Fund	$1-$10,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated August 28, 2017 to the

Statement of Additional Information dated January 31, 2017

Institutional Class

Wasatch Core Growth Fund – (WIGRX)

Wasatch Small Cap Growth Fund® - (WIAEX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Institutional Class shares dated January 31, 2017. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The table in the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” beginning on page 50 of the SAI is hereby supplemented with the following information. The information in the table is as of July 31, 2017.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]
Portfolio Managers	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.
Ken Korngiebel	2	1,965,642,691	-	-	60	1,431,824,814
Ryan Snow	1	1,667,529,560	-	-	59	1,429,481,095
Mike Valentine	1	1,532,839,168	-	-	36	986,378,156

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Managers	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
Ken Korngiebel	-	-
Ryan Snow	-	-
Mike Valentine	1	4,122,250

The table in the section entitled “Portfolio Managers-Portfolio Managers Fund Ownership” beginning on page 53 of the SAI is hereby supplemented with the following information. The information in the table is as of July 31, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
Ken Korngiebel	Small Cap Growth Fund	None
Ryan Snow	Small Cap Growth Fund	$1-$10,000
Mike Valentine	Core Growth Fund	$1-$10,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE